The SEALSQ Group	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
The SEALSQ Group

Note   1.                  The Semiconductors Group

WISeKey Semiconductors SAS, together with its consolidated subsidiaries (the “Group” or the “Semiconductors Group”), has its headquarters in France. WISeKey Semiconductors SAS, the parent of the Semiconductors Group, was incorporated in July 2010 and is a private joint stock company (French Simplified Joint Stock Company).

In 2020, the Group acquired WISeCoin France R&D Lab SAS, a private French company which was spun off from the Group in 2019. The primary activity of WISeCoin France R&D Lab SAS is to carry out research and development on hardware and software components of semiconductors and integrated circuits with a focus on authentication and security solutions. On January 1, 2021, WISeCoin France R&D Lab SAS’ assets and liabilities were transferred to WISeKey Semiconductors SAS and WISeCoin France R&D Lab SAS was dissolved.

The Group designs, develops and markets secure semiconductors worldwide as a fabless manufacturer. It provides added security and authentication layers on its semiconductors which can be tailored to customers’ needs. As an advanced chip designer, the Group holds the intellectual property (“IP”) for the semiconductors it sells.

The Group anticipates being able to generate profits in the near future thanks to the increased focus on the security and authentication of IT components and networks.

Note 1.      The Semiconductors Group

WISeKey Semiconductors SAS, together with its consolidated subsidiaries (the “Group” or the “Semiconductors Group”), has its headquarters in France. WISeKey Semiconductors SAS, the parent of the Semiconductors Group, was incorporated in July 2010 and is a private joint stock company (French Simplified Joint Stock Company).

The Group designs, develops and markets secure semiconductors worldwide as a fabless manufacturer. It provides added security and authentication layers on its semiconductors which can be tailored to customers’ needs. As an advanced chip designer, the Group holds the intellectual property (“IP”) for the semiconductors it sells.

The Group anticipates being able to generate profits in the near future thanks to the increased focus on the security and authentication of IT components and networks.

SEALS Corp
The SEALSQ Group

1.           The SEALSQ Group

SEALSQ Corp., together with its consolidated subsidiaries (“SEALSQ” or the “Group” or the “SEALSQ Group”), has its headquarters in Tortola, BVI. SEALSQ Corp., the parent of the SEALSQ Group, was incorporated in April 2022 and is listed on the NASDAQ Capital Market exchange with the valor symbol “LAES” since May 23, 2023.

On January 1, 2023, SEALSQ Corp. acquired WISeKey Semiconductors SAS, a private joint stock company (French Simplified Joint Stock Company), and its subsidiaries. Prior to that acquisition, SEALSQ did not have any operations. As further described in the notes below, the acquisition qualified as a reverse recapitalization.

SEALSQ designs, develops and markets secure semiconductors worldwide as a fabless manufacturer. It provides added security and authentication layers on its semiconductors which can be tailored to customers’ needs. As an advanced chip designer, the Group holds the intellectual property (IP) for the semiconductors it sells.

SEALSQ is also accredited as a Product Attestation Authority (PAA) and, as such, can issue MATTER Device Attestation Certificates (DAC).

The Group anticipates being able to generate profits in the near future thanks to the increased focus on the security and authentication of IT components and networks.